Reinsurance - Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Premiums receivable	$ 75.6	$ 70.2
Reinsurance recoverable	6,702.2	7,379.3
Total	6,777.8	7,449.5
Future policy benefits and contract owner account balances	77,304.5	78,676.4
Liability for funds withheld under reinsurance agreements	1,181.5	1,236.6
Total	78,486.0	79,913.0
Direct
Effects of Reinsurance [Line Items]
Premiums receivable	93.5	96.9
Reinsurance recoverable	0	0
Total	93.5	96.9
Future policy benefits and contract owner account balances	80,315.6	82,185.3
Liability for funds withheld under reinsurance agreements	1,181.5	1,236.6
Total	81,497.1	83,421.9
Assumed
Effects of Reinsurance [Line Items]
Premiums receivable	356.7	384.7
Reinsurance recoverable	0	0
Total	356.7	384.7
Future policy benefits and contract owner account balances	3,691.1	3,870.4
Liability for funds withheld under reinsurance agreements	0	0
Total	3,691.1	3,870.4
Ceded
Effects of Reinsurance [Line Items]
Premiums receivable	(374.6)	(411.4)
Reinsurance recoverable	6,702.2	7,379.3
Total	6,327.6	6,967.9
Future policy benefits and contract owner account balances	(6,702.2)	(7,379.3)
Liability for funds withheld under reinsurance agreements	0	0
Total	(6,702.2)	(7,379.3)
Customer concentration risk | Hannover Re
Effects of Reinsurance [Line Items]
Reinsurance recoverable	2,400.0	2,700.0
Concentration risk, unaffiliated reinsurer (percent)	35.80%	36.50%
Ceded Credit Risk, Secured | Customer concentration risk | Hannover Re
Effects of Reinsurance [Line Items]
Reinsurance recoverable	$ 2,393.5	$ 2,300.0